FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Call Option [Member]
Issuance of convertible senior notes	¥ 0	¥ 206,577,000
Balance at January 1,	294,177,634	0
Issuance of call options	0	206,577,000
Foreign exchange (gain)/loss	(4,983,000)	5,610,000
Change in fair value of call options	218,498,321	(663,084)
Balance at December 31,	507,692,955	211,523,916
Convertible Senior Notes [Member]
Balance at January 1,	728,215,869	68,632
Issuance of convertible senior notes		585,301,500
Foreign exchange (gain)/loss	(14,117,988)	10,462,359
Change in fair value of convertible senior notes	516,665,506	(38,525,112)
Change in the instrument-specific credit risk	11,004,379	(56,904)
Repurchase of convertible senior notes		(68,632)
Balance at December 31,	¥ 1,241,767,766	557,181,843
Issuance of call options		¥ 585,301,500